Segment reporting and information on geographical areas - Summary of Not allocated Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Not Allocated Costs [abstract]
D&O insurance and other costs related the stock listing	€ 3,796	€ 4,715	€ 682
Costs related to financing acitivities	2,649	0	0
Cost for the audit of the financial statements	1,568	951	538
Supervisory Board remuneration	494	422	269
Total not allocated costs	€ 8,507	€ 6,088	€ 1,489